Stock-Based Compensation - Changes in the Company's Performance Stock Units (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Weighted Average Grant-Date Fair Value
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 29
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)		12.38
Forfeited or performance condition adjustments, Weighted Average Grant-Date Fair Value (in dollars per share)		$ 17.62
Performance Stock Units
Number of Performance Stock Units
Unvested shares, beginning of period (in shares)	1,298
Granted (in shares)	1,096
Vested (in shares)	(640)
Forfeited or performance condition adjustments, (in shares)	(1,009)
Unvested shares, end of period (in shares)	745	1,298
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 19.55
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	11.31
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	15.49
Forfeited or performance condition adjustments, Weighted Average Grant-Date Fair Value (in dollars per share)	15.43
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 16.5	$ 19.55
Performance Stock Units | The 2012 and 2018 Plans
Number of Performance Stock Units
Unvested shares, beginning of period (in shares)	1,298	1,475
Granted (in shares)		634
Vested (in shares)		(17)
Forfeited or performance condition adjustments, (in shares)		(794)
Unvested shares, end of period (in shares)		1,298
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 19.55	$ 14.36
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)		$ 19.55